Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Other Provisions and Movements in Other Provisions

Provisions	€ million 2024	€ million 2023
Due within one year	831	537
Due after one year	571	563
Total provisions	1,402	1,100

Movements during 2024	€ million Restructuring	€ million Legal	€ million Brazil indirect taxes	€ million Other	€ million Total
1 January 2024	175	241	68	616	1,100
Additions through business combinations	–	–	–	–	–
Income statement:
Charges	460	129	15	121	725
Releases	(45)	(30)	(5)	(56)	(136)
Utilisation	(129)	(54)	(2)	(80)	(265)
Currency translation	5	(4)	(12)	(11)	(22)
31 December 2024	466	282	64	590	1,402